DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Dec. 31, 2024
Servers and network equipment
Property and Equipment
Property and equipment useful lives	4 years
Infrastructure systems and equipment | Minimum
Property and Equipment
Property and equipment useful lives	3 years
Infrastructure systems and equipment | Maximum
Property and Equipment
Property and equipment useful lives	10 years
Office furniture and equipment
Property and Equipment
Property and equipment useful lives	3 years
Buildings
Property and Equipment
Property and equipment useful lives	20 years
Other property and equipment | Minimum
Property and Equipment
Property and equipment useful lives	2 years
Other property and equipment | Maximum
Property and Equipment
Property and equipment useful lives	5 years